Cover	Nov. 25, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 23, 2022
Entity Registrant Name	Troika Media Group, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-40329
Entity Tax Identification Number	83-0401552
Entity Address, Address Line One	25 West 39th Street New York, NY
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	213-0111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares $0.001 par value
Trading Symbol	TRKA
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001021096
Entity Emerging Growth Company	false